Income taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Components of income tax expense
The following table presents a disaggregation of
Income tax expense
as reported in the consolidated statements of income for the years ended March 31, 2024 and 2025 between current and deferred tax expenses and between domestic income tax benefits or expenses recognized by the Company and other subsidiaries in Japan and income tax benefits or expenses recognized by overseas foreign subsidiaries.

	Millions of yen
	Year ended March 31
	2024	2025
Current:
Domestic	¥74,117	¥89,845
Foreign	22,825	23,305

Subtotal	96,942	113,150

Deferred:
Domestic	2,566	9,784
Foreign	(2,878)	1,775

Subtotal	(312)	11,559

Total	¥96,630	¥124,709

Nomura adopted ASU 2023-09 “
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
” prospectively for the year ended March 31, 2026. The ASU has introduced new disclosures, including a breakdown of income before income taxes between domestic and foreign operations and has also made certain changes to the disclosure of the reconciliation of the domestic Japanese national statutory tax rate to the effective tax rate and tax paid.
The following table presents a disaggregation of
Income before income taxes as
reported in the consolidated statement of income for the year ended March 31, 2026 between domestic and foreign operations. See Note 23 “
Segment and geographic information”
for details of
Income before income taxes
by geographical locations.

Millions of yen
Year ended March 31
2026
Income before income taxes:
Domestic	¥448,291
Foreign	91,530

Total	¥539,821

The following table presents a disaggregation of
Incom
e tax exp
ense
as reported in the consolidated statement of income for the year ended March 31, 2026, by the nature of the tax expense and specifically whether such tax expense is incurred in con
nection with domestic Japanese national, domestic Japanese local taxes or foreign taxes. Foreign tax expense amounts represent income tax expenses imposed by jurisdictions outside Japan.

Millions of yen
Year ended March 31
2026
Current:
Domestic national tax	¥108,070
Domestic local tax	23,725
Foreign taxes	25,295

Subtotal	157,090

Deferred:
Domestic national tax	19,936
Domestic local tax	6,163
Foreign taxes	(17,750)

Subtotal	8,349

Total Income Tax expense (benefit)
Domestic national tax	128,006
Domestic local tax	29,888
Foreign taxes	7,545

Total	¥165,439

Effective income tax rate reflected in consolidated statements of income
The following table presents a reconciliation of Nomura’s effective statutory tax rate to the effective tax rate for the years ended March 31, 2024 and 2025, and is based on applicable U.S. GAAP requirements prior to the adoption of ASU 2023-09. Nomura’s effective statutory tax rate represents the blended rate that combines the Japanese national tax rate and other Japanese local taxes. The effective tax rate represents total
Income
tax
expense
as a percentage of
Income (loss) before income taxes
as reported in the consolidated statement of income for the years presented.

	Year ended March 31
	2024	2025
Nomura’s effective statutory tax rate	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances	3.9	(5.3)
Additional taxable income	0.2	1.3
Non-deductible expenses	6.0	3.2
Non-taxable income	(2.5)	(1.6)
Dividends from foreign subsidiaries	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	(0.2)	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	(0.2)	(2.5)
Effect of changes in foreign tax laws	0.0	0.0
Effect of changes in domestic tax laws	—	0.4
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	(0.0)	(0.0)
Other	(2.9)	(0.1)

Effective tax rate	35.3%	26.4%

The following table presents a reconciliation of the expected Japanese national income tax expense, calculated by applying the Japanese national statutory tax rate, to Nomura’s actual income tax expense, and the effective tax rate for the year ended March 31, 2026. The effective tax rate represents total
Income tax expense
as a percentage of
Income (loss) before income taxes
as reported in the consolidated statement of income for the year ended March 31, 2026.

	Millions of yen
	Year ended March 31
	2026
	Amount	Percent
Japan national statutory tax rate	¥138,194	25.6%
Japan local tax, net of national tax effect (1)	29,213	5.4
Increase/(decrease) in taxes resulting from:
Foreign tax effects
U.S.
Changes in deferred tax valuation allowances (2)	(43,725)	(8.1)
Other	2,159	0.4
U.K.
Changes in deferred tax valuation allowances	9,717	1.8
Other	(1,619)	(0.3)
India
Undistributed earnings of foreign subsidiaries	7,557	1.4
Other	540	0.1

	Millions of yen
	Year ended March 31
	2026
	Amount	Percent
Other jurisdictions	6,478	1.2

Non-deductible expenses
Stock-based compensation awards	10,610	2.0
Other	3,426	0.6
Changes in deferred tax valuation allowances	4,319	0.8
Non-taxable income	(2,699)	(0.5)
Tax credits	(2,699)	(0.5)
Effect of cross-border tax laws	3,239	0.6
Unrecognized tax benefit	5,039	0.9
Other	(4,310)	(0.8)

Effective tax rate	¥165,439	30.6%

(1)	The tax effects in this category primarily relate to local Japanese taxes arising in Tokyo
(2)	Primarily due to improved profitability and increase in taxable temporary differences resulted in release of certain valuation allowance.

Schedule of income taxes paid
The following table presents a disaggregation of total income tax paid to taxing authorities (net of refunds received) for the year ended March 31, 2026 between domestic Japanese national taxes, domestic Japanese local taxes and foreign taxes.

Millions of yen
Year ended March 31
2026
Domestic National Tax	¥74,617

Domestic Local Tax
Tokyo	13,182
Other	7,979
Subtotal	21,161

Foreign Tax	23,074

Total	¥118,852

Details of deferred tax assets and liabilities
The following table presents the significant components of deferred tax assets and liabilities as of March 31, 2025 and 2026, before offsetting of amounts which relate to the same tax-paying
component within a particular tax jurisdiction.

	Millions of yen
	March 31
	2025	2026
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥38,105	¥43,007
Investments in subsidiaries and affiliates	310	3,604
Valuation of financial instruments	123,754	128,286
Accrued pension and severance costs	6,571	5,224
Other accrued expenses and provisions	86,813	118,047
Operating losses	462,392	477,481
Lease liabilities	45,937	39,964
Other	19,994	20,477

Gross deferred tax assets	783,876	836,090
Less — Valuation allowances	(571,017)	(588,426)

Total deferred tax assets	212,859	247,664

Deferred tax liabilities
Investments in subsidiaries and affiliates	120,341	129,826
Valuation of financial instruments	107,997	98,372
Undistributed earnings of foreign subsidiaries	3,014	17,816
Valuation of fixed assets and intangible assets	22,930	58,329
Right-of-use assets	41,413	35,219
Other	5,760	13,030

Total deferred tax liabilities	301,455	352,592

Net deferred tax assets (liabilities)	¥(88,596)	¥(104,928)

Changes in valuation allowance for deferred tax assets
The following table presents changes in total valuation allowances recognized against deferred tax assets for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024		2025		2026
Balance at beginning of year	¥515,068		¥595,668		¥571,017
Net change during the year	80,600	(1)	(24,651	) (2)	17,409	(3)

Balance at end of year	¥595,668		¥571,017		¥588,426

(1)
Primarily includes an increase of ¥83,838 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.

(2)
Primarily includes a decrease of ¥21,610 million of valuation allowances on deferred tax assets of certain foreign subsidiaries primarily due to a decrease in operating loss carryforwards, and a reduction of ¥3,041 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥24,651 million of allowances decreased.

(3)
Primarily includes an increase of ¥12,691 million of valuation allowances on deferred tax assets primarily related to valuation of financial instruments of certain foreign subsidiaries. While valuation allowances on deferre
d tax
assets of foreign subsidiaries related to operating loss carryforwards had increases due to foreign exchange, valuation allowances of certain foreign subsidiaries had decreases in operating loss carryforwards due to utilization by improved profitability, resulting in an immaterial net change during the year. In addition, there was an increase of ¥4,718 million of valuation allowances on deferred tax assets related to Japanese subsidiaries and the Company primarily due to an increase of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥17,409 million of allowances increased.

Schedule of unrecognized tax benefits
The following table presents changes in Nomura’s unrecognized tax benefits for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Balance at beginning of year	¥34,763	¥41,437	¥48,462
Increases based on tax positions related to the current period	5,076	6,791	8,551
Increases based on tax positions related to the prior periods	608	866	17
Decreases related to lapse of the applicable statute of limitations	(3,812)	—	(1,957)
Exchange rate fluctuations	4,802	(632)	3,433

Balance at end of year	¥41,437	¥48,462	¥58,506

Summarizes major tax jurisdictions subject to examination
The table below presents information regarding the earliest year in which Nomura remains subject to examination in the major tax jurisdictions in which Nomura operates as of March 31, 2026.

Jurisdiction	Year ended March 31,
Japan	2021	(1)
United Kingdom	2016	(2)
United States	2023
India	2020	(3)
Singapore	2021

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2019.
(2)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2016.
(3)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2008.